Investment in Life Insurance Policy, Net (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Life Insurance Policy, Net [Abstract]
Schedule of Investment in Life Insurance Policy, Net

Investment in life insurance policy, net consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Investment in life insurance policy	1,564,333	1,555,526	200,256
Allowance for expect credit loss	—	—	—
Investment in life insurance policy, net	1,564,333	1,555,526	200,256